CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Narrative) (Details) - ILS (₪) ₪ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Pre-tax cash flow projections period					five-year
Percentage of headroom of fixed line segment recoverable amount over carrying amount					37.00%	42.00%	21.00%
Change of after-tax discount rate within range					± 10% multiplied by the variable 7.5% (6.75% to 8.25%)
Change of terminal permanent growth rate within range					± 1% of the variable 1.0% (0% to 2%)
Additional extended license term	4 years				6 years
Amortization expenses			₪ 15		₪ 60
Expected to reduced in accounting estimate on amortization		₪ 2
Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Additional extended license term					6 years
Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Additional extended license term					10 years
Nonadjusting Events [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization expenses				₪ 60
Expected to reduced in accounting estimate on amortization				₪ 8